Description of Business (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended
	Nov. 03, 2025	Dec. 31, 2025
Description of Business [Line Items]
Common share issued		1
Business Combination [Member]
Description of Business [Line Items]
Gross proceeds received		$ 302,000
Business Combination Agreement [Member]
Description of Business [Line Items]
Common share issued		1
Common share issued value		$ 1
Class B Subordinate Voting Shares [Member] | Business Combination [Member]
Description of Business [Line Items]
Number of shares purchased	27,500,000
Purchase price per share	$ 10
Aggregate gross proceeds	$ 275,000